Required Annual Principal Payments on Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	$ 43,784
2016	35,468
2017	126,396
2018	690,000
2019	$ 0